Note 19 (Tables)	6 Months Ended
Jun. 30, 2023
Other Assets And Liabilities [Abstract]
Other assets and liabilities [Table Text Block]
The breakdown of the balance under these headings in the condensed consolidated balance sheets is as follows:

Other assets and liabilities (Millions of Euros)
	June 2023	December 2022
ASSETS
Inventories	456	325
Transactions in progress	68	93
Accruals	1,387	1,461
Other items	2,470	706
Total	4,381	2,586
LIABILITIES
Transactions in progress	87	44
Accruals	2,524	2,595
Other items	2,727	2,269
Total	5,338	4,909